Shareholder Fees {- Fidelity SAI Inflation-Focused Fund}	Sep. 29, 2022 USD ($)
07.31 Fidelity SAI Inflation-Focused Fund PRO-05 | Fidelity SAI Inflation-Focused Fund
Shareholder Fees:
(fees paid directly from your investment)	none